Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of period	$ 295,201		$ 289,323		$ 391,832
Additions	18,420	[1]	55,800	[1]	68,011	[1]
Deductions	(65,071)	[2]	(69,621)	[2]	(183,539)	[2]
Translation	12,635		19,699		13,019
Balance at end of period	261,185		295,201		289,323
Valuation allowances addition related to accrual	15,897		32,345		74,838
Valuation allowances addition related to balance sheet reclassifications	458
Valuation allowances related to judicial deposits decrease			21,524
Valuation allowances related to change in amnesty program					7,764
Valuation allowances deductions related to amnesty program	28,428
Valuation allowances deductions related to settlement	27,420
Valuation allowances deductions related to reclassification	1,163
Valuation allowances deductions related to settlements and judicial deposits increase			4,914
Allowance for Doubtful Accounts [Member]
Balance at beginning of period	6,390		4,794		6,125
Additions	2,065	[1]	1,931	[1]	937	[1]
Deductions	(4,682)	[2]	(52)	[2]	(2,636)	[2]
Translation	250		(283)		368
Balance at end of period	4,023		6,390		4,794
Valuation Allowance of Deferred Tax Assets [Member]
Balance at beginning of period	223,775		220,182		298,776
Deductions	(3,378)	[2]	(20,962)	[2]	(91,416)	[2]
Translation	16,166		24,555		12,822
Balance at end of period	236,563		223,775		220,182
Provision For Contingencies [Member]
Balance at beginning of period	65,036		64,347		86,931
Additions	16,355	[1]	53,869	[1]	67,074	[1]
Deductions	(57,011)	[2]	(48,607)	[2]	(89,487)	[2]
Translation	(3,781)		(4,573)		(171)
Balance at end of period	$ 20,599		$ 65,036		$ 64,347

[1]	(i) Additions in provision for contingencies are explained as follows: Fiscal year 2012 - Relate to the accrual of $15,897, and to certain balance sheet reclassifications amounting to $458. See Note 17 for details. Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17. Fiscal year 2010 - Relate to the accrual of $74,838, which was offset by $7,764 mainly related to the change in the balance of contingencies included in the amnesty program. See Note 17 for details.
[2]	Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.